Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Revenues:
Recurring fees	$ 29,142	$ 20,738
Interest income on funds held for clients	363	353
Total recurring revenues	29,505	21,091
Implementation services and other	1,604	1,278
Total revenues	31,109	22,369
Cost of revenues:
Recurring revenues	10,057	7,993
Implementation services and other	5,395	3,754
Total cost of revenues	15,452	11,747
Gross profit	15,657	10,622
Operating expenses:
Sales and marketing	9,078	5,189
Research and development	4,027	1,956
General and administrative	7,448	3,911
Total operating expenses	20,553	11,056
Operating income (loss)	(4,896)	(434)
Other income (expense)	49	28
Income (loss) before income taxes	(4,847)	(406)
Income tax (expense) benefit	(28)	362
Net income (loss)	(4,875)	(44)
Net income (loss) attributable to common stockholders	$ (4,875)	$ (825)
Net loss per share attributable to common stockholders, basic and diluted	$ (0.10)	$ (0.03)
Weighted average number of shares of common stock used in computing net loss per share attributable to common stockholders, basic and diluted (in shares)	49,566	31,988